UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® GNMA Fund

April 30, 2017

MOG-QTLY-0617
1.800337.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.1%
U.S. Treasury Notes:
0.75% 7/15/19 (a)(b)	$2,303	$2,275
0.875% 9/15/19	245	242
1.625% 3/15/20	489	492
		3,009
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,031)		3,009

U.S. Government Agency - Mortgage Securities - 87.6%
Fannie Mae - 5.5%
2.5% 8/1/31	3,010	3,033
2.714% 3/1/35 (c)	31	32
2.72% 7/1/36 (c)	147	154
2.73% 7/1/34 (c)	48	50
2.73% 12/1/34 (c)	75	78
2.767% 10/1/33 (c)	24	25
2.79% 2/1/33 (c)	25	26
2.798% 10/1/33 (c)	60	64
2.803% 9/1/33 (c)	574	594
2.815% 7/1/35 (c)	30	31
2.933% 1/1/35 (c)	227	236
2.965% 5/1/35 (c)	364	382
2.985% 8/1/35 (c)	389	409
3.032% 9/1/34 (c)	439	467
3.045% 7/1/34 (c)	707	752
3.06% 11/1/36 (c)	244	253
3.069% 3/1/33 (c)	118	124
3.151% 6/1/47 (c)	121	125
3.219% 3/1/36 (c)	165	172
3.337% 8/1/35 (c)	507	529
3.5% 5/1/47 (d)	123,100	126,591
3.5% 5/1/47 (d)	61,900	63,655
3.5% 5/1/47 (d)	62,000	63,758
3.5% 5/1/47 (d)	5,600	5,759
3.5% 5/1/47 (d)	5,200	5,347
4% 9/1/45 to 11/1/46	18,688	19,762
4% 5/1/47 (d)	2,300	2,423
5.5% 12/1/17 to 3/1/20	175	182
6.5% 10/1/17	2	2
8.5% 12/1/27	60	70
9.5% 9/1/30	13	16
10.25% 10/1/18	0	0
		295,101
Freddie Mac - 0.2%
2.626% 6/1/33 (c)	358	374
2.817% 12/1/35 (c)	2,306	2,436
2.85% 7/1/35 (c)	269	281
2.867% 12/1/35 (c)	181	188
2.898% 6/1/33 (c)	824	869
2.95% 3/1/37 (c)	32	33
2.962% 11/1/35 (c)	305	317
2.985% 3/1/35 (c)	1,536	1,626
2.989% 4/1/36 (c)	309	325
3.11% 8/1/34 (c)	129	137
3.13% 10/1/36 (c)	463	486
3.193% 6/1/33 (c)	939	995
3.232% 10/1/35 (c)	232	244
3.542% 3/1/33 (c)	3	4
8.5% 10/1/18 to 6/1/25	15	17
9.5% 7/1/30	20	21
		8,353
Ginnie Mae - 81.9%
2.5% 2/20/41 to 3/20/43	55,714	54,562
3% 5/15/27 to 1/20/47	1,199,559	1,218,969
3.25% 2/20/41 to 7/20/46	2,784	2,860
3.5% 9/15/26 to 11/20/46 (a)(e)	1,572,475	1,641,148
3.5% 5/1/47 (d)	77,640	80,673
3.7% 10/15/42	12,779	13,429
3.74% 7/20/42 to 8/20/42	1,604	1,684
3.75% 10/20/41 to 11/20/46	31,681	33,153
4% 2/20/33 to 2/20/46 (a)	571,651	610,551
4% 5/15/44	3,457	3,693
4% 5/1/47 (d)	47,830	50,565
4% 7/1/47 (d)	14,700	15,487
4.25% 1/20/46	690	733
4.3% 8/20/61 (f)	6,011	6,154
4.5% 7/15/33 to 3/20/43	314,422	340,529
4.649% 2/20/62 (f)	5,447	5,645
4.682% 2/20/62 (f)	7,038	7,282
4.75% 7/15/40	1,663	1,813
4.875% 9/15/39 to 12/15/39	8,965	9,818
5% 8/15/18 to 4/15/41	137,500	152,732
5.09% 4/15/36 to 11/15/36	7,035	7,822
5.35% 4/20/29 to 12/20/30	12,430	13,651
5.391% 11/20/59 (f)	11,143	11,275
5.5% 12/20/18 to 2/20/42	13,680	15,407
6% 8/15/17 to 3/15/39	17,753	20,363
6.45% 1/15/32 to 8/15/32	385	453
6.5% 5/15/23 to 1/15/39	10,799	12,357
7% 4/15/22 to 9/20/34	20,532	23,945
7.25% 9/15/27	43	50
7.395% 6/20/25 to 2/20/27	573	648
7.5% 9/15/21 to 9/20/32	8,471	9,838
8% 1/15/20 to 9/15/31	2,295	2,694
8.5% 5/15/17 to 2/15/31	179	216
9% 9/15/19 to 5/15/30	161	177
10.5% 10/15/18	0	0
		4,370,376
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,657,463)		4,673,830

Collateralized Mortgage Obligations - 16.2%
U.S. Government Agency - 16.2%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	2,002	2,186
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (c)(g)	329	69
Series 339 Class 5, 5.5% 7/25/33 (g)	408	81
Series 343 Class 16, 5.5% 5/25/34 (g)	350	64
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	726	867
Series 40 Class K, 6.5% 8/17/24	217	239
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,572	1,854
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	6,598	7,381
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1.3428% 5/20/31 (c)	144	144
Series 2002-41 Class HF, 1.3944% 6/16/32 (c)	172	173
Series 2007-37 Class TS, 5.6956% 6/16/37 (c)(g)(h)	1,944	391
Series 2008-51 Class FE, 1.7444% 6/16/38 (c)	433	438
Series 2008-57 Class AF, 1.5728% 7/20/38 (c)	1,366	1,379
Series 2010-130 Class KF, 1.6444% 10/16/40 (c)	2,963	3,006
Series 2010-H03 Class FA, 1.3306% 3/20/60 (c)(f)	24,991	25,007
Series 2010-H17 Class FA, 1.3128% 7/20/60 (c)(f)	13,669	13,577
Series 2010-H18 Class AF, 1.08% 9/20/60 (c)(f)	17,239	17,107
Series 2010-H19 Class FG, 1.08% 8/20/60 (c)(f)	18,926	18,783
Series 2010-H27 Series FA, 1.16% 12/20/60 (c)(f)	5,812	5,782
Series 2011-H05 Class FA, 1.28% 12/20/60 (c)(f)	9,818	9,809
Series 2011-H07 Class FA, 1.33% 2/20/61 (c)(f)	4,314	4,310
Series 2011-H12 Class FA, 1.32% 2/20/61 (c)(f)	23,365	23,337
Series 2011-H13 Class FA, 1.28% 4/20/61 (c)(f)	8,407	8,399
Series 2011-H14:
Class FB, 1.28% 5/20/61 (c)(f)	9,849	9,839
Class FC, 1.28% 5/20/61 (c)(f)	8,888	8,879
Series 2011-H17 Class FA, 1.36% 6/20/61 (c)(f)	12,168	12,167
Series 2011-H21 Class FA, 1.38% 10/20/61 (c)(f)	13,674	13,702
Series 2012-48 Class FA, 1.3444% 4/16/42 (c)	924	925
Series 2012-76 Class GF 1.2944% 6/16/42 (c)	996	997
Series 2012-H01 Class FA, 1.48% 11/20/61 (c)(f)	12,014	12,078
Series 2012-H03 Class FA, 1.48% 1/20/62 (c)(f)	7,909	7,951
Series 2012-H06 Class FA, 1.41% 1/20/62 (c)(f)	11,850	11,887
Series 2012-H07 Class FA, 1.41% 3/20/62 (c)(f)	7,451	7,477
Series 2012-H21 Class DF, 1.43% 5/20/61 (c)(f)	6,297	6,312
Series 2012-H26, Class CA, 1.31% 7/20/60 (c)(f)	29,518	29,579
Series 2015-H13 Class FL, 1.11% 5/20/63 (c)(f)	15,098	15,087
Series 2015-H19 Class FA, 1.03% 4/20/63 (c)(f)	17,640	17,613
Series 2016-12 Class FA, 1.3428% 1/20/46 (c)	4,410	4,397
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	2,478	2,793
Series 2002-50 Class PE, 6% 7/20/32	3,014	3,430
Series 2003-74 Class PZ, 5.5% 8/20/33	3,705	4,348
Series 2004-19 Class DP, 5.5% 3/20/34	127	133
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,981
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,433
Series 2006-50 Class JC, 5% 6/20/36	3,679	3,932
Series 2010-117 Class E, 3% 10/20/39	10,076	10,177
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,792
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	3,379	418
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,190	1,315
Series 2001-49 Class Z, 7% 10/16/31	642	753
Series 2002-18 Class ZB, 6% 3/20/32	1,156	1,306
Series 2002-24 Class SK, 6.9556% 4/16/32 (c)(g)(h)	801	158
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(h)	96	118
Class Z, 6.5% 5/16/32	1,662	1,924
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,166	1,359
Series 2002-42 Class ZA, 6% 6/20/32	776	877
Series 2002-45 Class Z, 6% 6/20/32	466	530
Series 2003-75 Class ZA, 5.5% 9/20/33	2,818	3,163
Series 2004-24 Class ZM, 5% 4/20/34	6,211	6,813
Series 2004-46 Class BZ, 6% 6/20/34	3,443	3,937
Series 2004-86 Class G, 6% 10/20/34	6,273	7,780
Series 2005-26 Class ZA, 5.5% 1/20/35	18,845	21,025
Series 2005-28 Class AJ, 5.5% 4/20/35	6,069	6,304
Series 2005-47 Class ZY, 6% 6/20/35	8,122	9,444
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,172
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,930
Series 2006-2 Class Z, 5.5% 1/20/36	11,957	13,094
Series 2008-17 Class BN, 5% 2/20/38	4,987	5,361
Series 2010-168 Class BG, 4% 4/20/40	9,198	9,861
Series 2011-21 Class SB, 7.5111% 2/16/41 (c)(h)	15,000	16,392
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,579
Series 2011-72 Class SE, 6.0278% 5/16/41 (c)(h)	39,757	41,212
Series 2016-H04 Class FE, 1.48% 11/20/65 (c)(f)	8,684	8,713
Series 1999-45 Class SC, 7.6056% 12/16/29 (c)(g)	4	0
Series 2000-35 Class SA, 6.9556% 12/16/26 (c)(g)(h)	1,822	346
Series 2000-36 Class S, 6.9556% 11/16/30 (c)(g)	1,257	221
Series 2001-3 Class S, 7.1056% 2/16/31 (c)(g)	239	42
Series 2001-36:
Class SB, 7.1056% 12/16/23 (c)(g)(h)	615	89
Class SP, 7.7556% 9/16/26 (c)(g)	369	47
Series 2001-38 Class SB, 6.5856% 8/16/31 (c)(g)(h)	397	68
Series 2001-49:
Class SC, 6.6056% 12/16/25 (c)(g)(h)	803	111
Class SL, 6.6056% 5/16/30 (c)(g)(h)	1,167	199
Class SV, 7.2556% 12/16/28 (c)(g)(h)	96	11
Series 2001-50:
Class SD, 7.2072% 11/20/31 (c)(g)(h)	649	145
Class ST, 6.7056% 8/16/27 (c)(g)(h)	285	51
Class SV, 8.3056% 9/16/27 (c)(g)	737	93
Series 2001-65 Class SV, 7.1072% 2/20/29 (c)(g)(h)	1,545	354
Series 2002-21 Class SV, 7.1056% 3/16/32 (c)(g)(h)	2,031	416
Series 2002-5 Class SP, 6.4556% 1/16/32 (c)(g)(h)	403	60
Series 2003-23 Class S, 5.5556% 12/16/29 (c)(g)(h)	2,012	333
Series 2003-42 Class SH, 5.5572% 5/20/33 (c)(g)(h)	829	164
Series 2004-32:
Class GS, 5.5056% 5/16/34 (c)(g)(h)	571	104
Class SG, 5.5072% 3/20/33 (c)(g)(h)	9,055	1,560
Series 2004-59 Class SC, 6.2056% 8/16/34 (c)(g)	3,488	758
Series 2004-73 Class AL, 6.2056% 8/17/34 (c)(g)(h)	1,244	284
Series 2005-13 Class SA, 5.8072% 2/20/35 (c)(g)(h)	6,854	1,362
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,172
Series 2005-82 Class NS, 5.3072% 7/20/34 (c)(g)	7,009	1,225
Series 2006-13 Class DS, 9.6108% 3/20/36 (c)(h)	6,747	8,602
Series 2007-35 Class SC, 34.2334% 6/16/37 (c)(h)	2,127	3,892
Series 2008-15 Class CI, 5.4972% 2/20/38 (c)(g)	3,060	533
Series 2009-13 Class E, 4.5% 3/16/39	5,647	5,910
Series 2009-42 Class AY, 5% 6/16/37	3,823	4,118
Series 2010-14 Class SN, 4.9556% 2/16/40 (c)(g)(h)	4,809	739
Series 2010-H10 Class FA, 1.1106% 5/20/60 (c)(f)	9,778	9,713
Series 2010-H12 Class PT, 5.47% 11/20/59 (f)	1,942	1,964
Series 2011-52 Class HI, 7% 4/16/41 (g)	865	207
Series 2012-103 Class IL, 3% 8/20/27 (g)	49,619	4,628
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	2,509	194
Series 2012-76 Class GS, 5.7056% 6/16/42 (c)(g)(h)	3,023	565
Series 2013-124:
Class ES, 7.343% 4/20/39 (c)(h)	8,861	9,349
Class ST, 7.4763% 8/20/39 (c)(h)	18,803	20,280
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	12,308	2,444
Series 2013-39 Class GS, 7.5144% 3/20/41 (c)	56,041	61,966
Series 2015-H13 Class HA, 2.5% 8/20/64 (f)	68,693	69,355
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	26,639	26,903
Series 2015-H21:
Class HZ, 4.5673% 6/20/63 (c)(f)	5,374	5,780
Class JZ, 4.6865% 6/20/65 (c)(f)	1,077	1,176
Series 2016-146 Class AL, 5.9428% 5/20/40 (c)	6,708	7,726
Series 2016-17:
Class A, 3% 2/16/46	43,641	44,595
Class S, 5.1556% 2/16/46 (c)(g)	27,184	4,599
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(f)	34,934	34,999
		864,282
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $855,168)		864,282

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(g)	4,526	27
Series 2001-12 Class X, 0.643% 7/16/40 (c)(g)	1,268	2
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.6176% 9/16/42 (c)(g)	6,555	123
Series 2002-62 Class IO, 1.1232% 8/16/42 (c)(g)	2,261	34
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,518)		186
	Shares	Value (000s)

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.85% (i)
(Cost $205,118)	205,079,158	205,120
TOTAL INVESTMENT PORTFOLIO - 107.7%
(Cost $5,727,298)		5,746,427
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(412,064)
NET ASSETS - 100%		$5,334,363

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 5/1/47	$(4,500)	$(4,561)
3% 5/1/47	(5,000)	(5,068)
3% 5/1/47	(5,500)	(5,574)
3.5% 5/1/47	(5,000)	(5,195)
3.5% 5/1/47	(5,000)	(5,195)
3.5% 5/1/47	(3,000)	(3,117)
4% 5/1/47	(14,700)	(15,541)
TOTAL TBA SALE COMMITMENTS
(Proceeds $44,227)		$(44,251)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
230 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	28,915	$(389)
489 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	105,922	(200)
860 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2017	101,829	(760)
3 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	459	(9)
TOTAL FUTURES CONTRACTS			$(1,358)

The face value of futures sold as a percentage of Net Assets is 4.4%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Jun. 2027	$72,350	3-month LIBOR	1.5%	$(1,290)	$0	$(1,290)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,577,000.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $129,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,512,000.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$916
Total	$916

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,009	$--	$3,009	$--
U.S. Government Agency - Mortgage Securities	4,673,830	--	4,673,830	--
Collateralized Mortgage Obligations	864,282	--	864,282	--
Commercial Mortgage Securities	186	--	186	--
Money Market Funds	205,120	205,120	--	--
Total Investments in Securities:	$5,746,427	$205,120	$5,541,307	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,358)	$(1,358)	$--	$--
Swaps	(1,290)	--	(1,290)	--
Total Liabilities	$(2,648)	$(1,358)	$(1,290)	$--
Total Derivative Instruments:	$(2,648)	$(1,358)	$(1,290)	$--
Other Financial Instruments:
TBA Sale Commitments	$(44,251)	$--	$(44,251)	$--
Total Other Financial Instruments:	$(44,251)	$--	$(44,251)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $5,727,405,000. Net unrealized appreciation aggregated $19,022,000, of which $64,700,000 related to appreciated investment securities and $45,678,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD Income Fund℠ (formerly Fidelity Income Replacement 2024 Fund℠)

April 30, 2017

RW24-QTLY-0617
1.858588.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 31.4%
	Shares	Value
Domestic Equity Funds - 28.6%
Fidelity Advisor Mid Cap II Fund Class I (a)	18,837	$382,773
Fidelity Blue Chip Growth Fund (a)	4,564	355,088
Fidelity Equity-Income Fund (a)	9,297	546,965
Fidelity Large Cap Stock Fund (a)	13,274	409,491
Fidelity Series 100 Index Fund (a)	22,806	355,088
Fidelity Series Broad Market Opportunities Fund (a)	36,495	628,086
Fidelity Series Small Cap Opportunities Fund (a)	3,789	54,404

TOTAL DOMESTIC EQUITY FUNDS		2,731,895

International Equity Funds - 2.8%
Fidelity Advisor International Discovery Fund Class I (a)	6,440	265,348
TOTAL EQUITY FUNDS
(Cost $2,339,220)		2,997,243

Fixed-Income Funds - 40.7%
High Yield Fixed-Income Funds - 1.3%
Fidelity Capital & Income Fund (a)	6,046	61,008
Fidelity Strategic Income Fund (a)	5,587	61,008

TOTAL HIGH YIELD FIXED-INCOME FUNDS		122,016

Investment Grade Fixed-Income Funds - 39.4%
Fidelity Government Income Fund (a)	73,398	752,325
Fidelity Strategic Real Return Fund (a)	85,686	752,325
Fidelity Total Bond Fund (a)	211,926	2,257,010

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,761,660

TOTAL FIXED-INCOME FUNDS
(Cost $3,909,731)		3,883,676

Short-Term Funds - 27.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	1,332,926	1,332,926
Fidelity Short-Term Bond Fund (a)	154,632	1,332,926
TOTAL SHORT-TERM FUNDS
(Cost $2,660,120)		2,665,852
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,909,071)		9,546,771
NET OTHER ASSETS (LIABILITIES) - 0.0%		(294)
NET ASSETS - 100%		$9,546,477

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$292,353	$76,922	$124,774	$5,002	$265,348
Fidelity Advisor Mid Cap II Fund Class I	403,149	117,674	165,794	2,007	382,773
Fidelity Blue Chip Growth Fund	374,286	105,632	169,387	888	355,088
Fidelity Capital & Income Fund	98,692	24,693	68,030	2,956	61,008
Fidelity Equity-Income Fund	575,395	153,538	229,196	10,683	546,965
Fidelity Government Income Fund	708,536	238,785	161,988	9,749	752,325
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	1,200,136	399,900	267,110	4,132	1,332,926
Fidelity Large Cap Stock Fund	432,012	108,128	185,131	4,051	409,491
Fidelity Series 100 Index Fund	374,286	93,583	147,147	8,973	355,088
Fidelity Series Broad Market Opportunities Fund	661,983	159,547	278,234	3,443	628,086
Fidelity Series Small Cap Opportunities Fund	57,726	14,619	24,418	310	54,404
Fidelity Short-Term Bond Fund	1,200,136	411,113	272,314	11,215	1,332,926
Fidelity Strategic Income Fund	98,692	24,083	62,790	2,382	61,008
Fidelity Strategic Real Return Fund	708,536	213,599	167,222	14,401	752,325
Fidelity Total Bond Fund	2,124,676	677,789	502,573	49,027	2,257,010
Total	$9,310,594	$2,819,605	$2,826,108	$129,219	$9,546,771

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $8,932,926. Net unrealized appreciation aggregated $613,845, of which $737,841 related to appreciated investment securities and $123,996 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2015 Fund℠ (formerly Fidelity Income Replacement 2036 Fund℠)

April 30, 2017

RW36-QTLY-0617
1.858600.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.9%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity Advisor Mid Cap II Fund Class I (a)	30,900	$627,893
Fidelity Blue Chip Growth Fund (a)	7,495	583,115
Fidelity Equity-Income Fund (a)	15,257	897,559
Fidelity Large Cap Stock Fund (a)	21,805	672,672
Fidelity Series 100 Index Fund (a)	37,451	583,115
Fidelity Series Broad Market Opportunities Fund (a)	59,959	1,031,895
Fidelity Series Small Cap Opportunities Fund (a)	6,237	89,557

TOTAL DOMESTIC EQUITY FUNDS		4,485,806

International Equity Funds - 7.8%
Fidelity Advisor International Discovery Fund Class I (a)	18,984	782,130
TOTAL EQUITY FUNDS
(Cost $4,146,375)		5,267,936

Fixed-Income Funds - 33.7%
High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (a)	24,359	245,784
Fidelity Strategic Income Fund (a)	22,508	245,784

TOTAL HIGH YIELD FIXED-INCOME FUNDS		491,568

Investment Grade Fixed-Income Funds - 28.8%
Fidelity Government Income Fund (a)	55,821	572,169
Fidelity Strategic Real Return Fund (a)	65,167	572,169
Fidelity Total Bond Fund (a)	161,268	1,717,502

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,861,840

TOTAL FIXED-INCOME FUNDS
(Cost $3,376,969)		3,353,408

Short-Term Funds - 13.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	664,711	664,711
Fidelity Short-Term Bond Fund (a)	77,113	664,711
TOTAL SHORT-TERM FUNDS
(Cost $1,326,392)		1,329,422
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,849,736)		9,950,766
NET OTHER ASSETS (LIABILITIES) - 0.0%		(672)
NET ASSETS - 100%		$9,950,094

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$894,729	$80,342	$251,320	$13,191	$782,130
Fidelity Advisor Mid Cap II Fund Class I	698,218	63,324	174,999	2,973	627,893
Fidelity Blue Chip Growth Fund	647,718	50,658	182,704	1,285	583,115
Fidelity Capital & Income Fund	276,652	16,828	62,630	7,867	245,784
Fidelity Equity-Income Fund	996,826	78,302	249,281	15,941	897,559
Fidelity Government Income Fund	622,467	88,548	114,310	7,094	572,169
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	717,978	83,083	136,350	2,013	664,711
Fidelity Large Cap Stock Fund	747,620	40,622	197,414	6,147	672,672
Fidelity Series 100 Index Fund	647,718	36,719	152,777	13,218	583,115
Fidelity Series Broad Market Opportunities Fund	1,146,131	46,224	288,098	5,091	1,031,895
Fidelity Series Small Cap Opportunities Fund	99,902	7,187	27,279	455	89,557
Fidelity Short-Term Bond Fund	717,978	85,677	135,863	5,466	664,711
Fidelity Strategic Income Fund	276,652	21,354	55,565	6,366	245,784
Fidelity Strategic Real Return Fund	622,468	70,286	117,839	10,432	572,169
Fidelity Total Bond Fund	1,865,206	233,685	349,993	35,608	1,717,502
Total	$10,978,263	$1,002,839	$2,496,422	$133,147	$9,950,766

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $8,893,531. Net unrealized appreciation aggregated $1,057,235, of which $1,125,619 related to appreciated investment securities and $68,384 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2015 Fund℠ (formerly Fidelity Income Replacement 2034 Fund℠)

April 30, 2017

RW34-QTLY-0617
1.858598.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Class I (a)	18,853	$383,088
Fidelity Blue Chip Growth Fund (a)	4,573	355,769
Fidelity Equity-Income Fund (a)	9,309	547,624
Fidelity Large Cap Stock Fund (a)	13,303	410,407
Fidelity Series 100 Index Fund (a)	22,850	355,769
Fidelity Series Broad Market Opportunities Fund (a)	36,582	629,581
Fidelity Series Small Cap Opportunities Fund (a)	3,805	54,638

TOTAL DOMESTIC EQUITY FUNDS		2,736,876

International Equity Funds - 7.1%
Fidelity Advisor International Discovery Fund Class I (a)	10,670	439,588
TOTAL EQUITY FUNDS
(Cost $2,180,077)		3,176,464

Fixed-Income Funds - 34.4%
High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund (a)	14,399	145,288
Fidelity Strategic Income Fund (a)	13,305	145,288

TOTAL HIGH YIELD FIXED-INCOME FUNDS		290,576

Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund (a)	36,042	369,429
Fidelity Strategic Real Return Fund (a)	42,076	369,429
Fidelity Total Bond Fund (a)	104,123	1,108,905

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,847,763

TOTAL FIXED-INCOME FUNDS
(Cost $2,092,428)		2,138,339

Short-Term Funds - 14.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	447,041	447,041
Fidelity Short-Term Bond Fund (a)	51,861	447,041
TOTAL SHORT-TERM FUNDS
(Cost $887,913)		894,082
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,160,418)		6,208,885
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211)
NET ASSETS - 100%		$6,208,674

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$570,895	$43,801	$207,657	$8,142	$439,588
Fidelity Advisor Mid Cap II Fund Class I	482,589	38,782	164,774	1,985	383,088
Fidelity Blue Chip Growth Fund	447,731	31,648	166,538	916	355,769
Fidelity Capital & Income Fund	185,134	8,826	58,248	5,191	145,288
Fidelity Equity-Income Fund	689,412	43,000	231,839	10,916	547,624
Fidelity Government Income Fund	457,026	55,002	124,145	5,100	369,429
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	537,587	59,973	150,519	1,474	447,041
Fidelity Large Cap Stock Fund	516,672	21,755	182,692	4,089	410,407
Fidelity Series 100 Index Fund	447,731	19,397	145,039	8,736	355,769
Fidelity Series Broad Market Opportunities Fund	792,437	24,869	270,561	3,401	629,581
Fidelity Series Small Cap Opportunities Fund	68,941	4,223	24,897	321	54,638
Fidelity Short-Term Bond Fund	537,587	62,076	150,118	4,042	447,041
Fidelity Strategic Income Fund	185,134	11,015	52,761	4,200	145,288
Fidelity Strategic Real Return Fund	457,026	42,180	127,038	7,536	369,429
Fidelity Total Bond Fund	1,370,302	140,065	376,636	25,736	1,108,905
Total	$7,746,204	$606,612	$2,433,462	$91,785	$6,208,885

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $5,195,703. Net unrealized appreciation aggregated $1,013,182, of which $1,051,415 related to appreciated investment securities and $38,233 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2020 Fund℠ (formerly Fidelity Income Replacement 2040 Fund℠)

April 30, 2017

RW40-QTLY-0617
1.867274.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 46.7%
Fidelity Advisor Mid Cap II Fund Class I (a)	29,721	$603,932
Fidelity Blue Chip Growth Fund (a)	7,205	560,530
Fidelity Equity-Income Fund (a)	14,661	862,496
Fidelity Large Cap Stock Fund (a)	20,983	647,334
Fidelity Series 100 Index Fund (a)	36,001	560,530
Fidelity Series Broad Market Opportunities Fund (a)	57,628	991,778
Fidelity Series Small Cap Opportunities Fund (a)	5,981	85,880

TOTAL DOMESTIC EQUITY FUNDS		4,312,480

International Equity Funds - 9.5%
Fidelity Advisor International Discovery Fund Class I (a)	21,203	873,578
TOTAL EQUITY FUNDS
(Cost $4,079,655)		5,186,058

Fixed-Income Funds - 33.0%
High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (a)	24,894	251,176
Fidelity Strategic Income Fund (a)	23,002	251,177

TOTAL HIGH YIELD FIXED-INCOME FUNDS		502,353

Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (a)	49,731	509,741
Fidelity Strategic Real Return Fund (a)	58,057	509,741
Fidelity Total Bond Fund (a)	143,415	1,527,376

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,546,858

TOTAL FIXED-INCOME FUNDS
(Cost $3,058,497)		3,049,211

Short-Term Funds - 10.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	499,583	499,583
Fidelity Short-Term Bond Fund (a)	57,956	499,583
TOTAL SHORT-TERM FUNDS
(Cost $996,826)		999,166
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,134,978)		9,234,435
NET OTHER ASSETS (LIABILITIES) - 0.0%		(506)
NET ASSETS - 100%		$9,233,929

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$955,013	$90,676	$237,965	$14,427	$873,578
Fidelity Advisor Mid Cap II Fund Class I	643,511	61,341	140,132	2,796	603,932
Fidelity Blue Chip Growth Fund	597,616	48,084	150,413	1,248	560,530
Fidelity Capital & Income Fund	269,513	18,012	51,552	8,006	251,176
Fidelity Equity-Income Fund	918,883	78,460	201,284	15,433	862,496
Fidelity Government Income Fund	533,167	78,380	80,165	6,343	509,741
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	506,801	72,755	79,974	1,491	499,583
Fidelity Large Cap Stock Fund	689,406	41,607	160,958	5,780	647,334
Fidelity Series 100 Index Fund	597,615	35,157	121,183	12,449	560,530
Fidelity Series Broad Market Opportunities Fund	1,056,569	44,263	230,323	4,789	991,778
Fidelity Series Small Cap Opportunities Fund	91,791	7,420	22,513	438	85,880
Fidelity Short-Term Bond Fund	506,801	74,707	79,726	4,036	499,583
Fidelity Strategic Income Fund	269,513	21,965	43,719	6,475	251,177
Fidelity Strategic Real Return Fund	533,167	63,529	84,257	9,453	509,741
Fidelity Total Bond Fund	1,595,591	208,304	249,124	31,838	1,527,376
Total	$9,764,957	$944,660	$1,933,288	$125,002	$9,234,435

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $8,164,850. Net unrealized appreciation aggregated $1,069,585, of which $1,118,593 related to appreciated investment securities and $49,008 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2010 Fund℠ (formerly Fidelity Income Replacement 2030 Fund℠)

April 30, 2017

RW30-QTLY-0617
1.858594.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.5%
	Shares	Value
Domestic Equity Funds - 41.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	37,826	$768,624
Fidelity Blue Chip Growth Fund (a)	9,174	713,723
Fidelity Equity-Income Fund (a)	18,642	1,096,696
Fidelity Large Cap Stock Fund (a)	26,695	823,526
Fidelity Series 100 Index Fund (a)	45,840	713,723
Fidelity Series Broad Market Opportunities Fund (a)	73,295	1,261,401
Fidelity Series Small Cap Opportunities Fund (a)	7,646	109,804

TOTAL DOMESTIC EQUITY FUNDS		5,487,497

International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Class I (a)	17,876	736,487
TOTAL EQUITY FUNDS
(Cost $4,695,886)		6,223,984

Fixed-Income Funds - 36.3%
High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund (a)	26,410	266,474
Fidelity Strategic Income Fund (a)	24,402	266,474

TOTAL HIGH YIELD FIXED-INCOME FUNDS		532,948

Investment Grade Fixed-Income Funds - 32.3%
Fidelity Government Income Fund (a)	84,524	866,376
Fidelity Strategic Real Return Fund (a)	98,676	866,376
Fidelity Total Bond Fund (a)	243,924	2,597,789

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,330,541

TOTAL FIXED-INCOME FUNDS
(Cost $4,861,808)		4,863,489

Short-Term Funds - 17.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	1,151,598	1,151,598
Fidelity Short-Term Bond Fund (a)	133,596	1,151,597
TOTAL SHORT-TERM FUNDS
(Cost $2,293,528)		2,303,195
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,851,222)		13,390,668
NET OTHER ASSETS (LIABILITIES) - 0.0%		(255)
NET ASSETS - 100%		$13,390,413

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$824,854	$73,823	$217,810	$12,160	$736,487
Fidelity Advisor Mid Cap II Fund Class I	830,543	79,402	191,074	3,540	768,624
Fidelity Blue Chip Growth Fund	770,812	65,595	205,524	1,581	713,723
Fidelity Capital & Income Fund	294,387	18,448	62,521	8,602	266,474
Fidelity Equity-Income Fund	1,186,083	97,697	272,510	19,442	1,096,696
Fidelity Government Income Fund	903,073	135,290	135,794	10,743	866,376
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	1,181,817	157,780	187,999	3,455	1,151,598
Fidelity Large Cap Stock Fund	888,851	51,408	215,284	7,348	823,526
Fidelity Series 100 Index Fund	770,812	44,411	164,012	15,740	713,723
Fidelity Series Broad Market Opportunities Fund	1,363,854	66,965	324,119	6,071	1,261,401
Fidelity Series Small Cap Opportunities Fund	118,039	9,374	29,209	554	109,804
Fidelity Short-Term Bond Fund	1,181,817	161,933	187,144	9,352	1,151,597
Fidelity Strategic Income Fund	294,387	20,858	52,403	6,962	266,474
Fidelity Strategic Real Return Fund	903,073	108,933	141,151	15,755	866,376
Fidelity Total Bond Fund	2,709,220	351,112	416,643	53,944	2,597,789
Total	$14,221,622	$1,443,029	$2,803,197	$175,249	$13,390,668

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $11,889,041. Net unrealized appreciation aggregated $1,501,627, of which $1,561,506 related to appreciated investment securities and $59,879 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2020 Fund℠ (formerly Fidelity Income Replacement 2038 Fund℠)

April 30, 2017

RW38-QTLY-0617
1.867270.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity Advisor Mid Cap II Fund Class I (a)	14,943	$303,632
Fidelity Blue Chip Growth Fund (a)	3,624	281,911
Fidelity Equity-Income Fund (a)	7,369	433,491
Fidelity Large Cap Stock Fund (a)	10,546	325,354
Fidelity Series 100 Index Fund (a)	18,106	281,911
Fidelity Series Broad Market Opportunities Fund (a)	28,975	498,656
Fidelity Series Small Cap Opportunities Fund (a)	3,025	43,444

TOTAL DOMESTIC EQUITY FUNDS		2,168,399

International Equity Funds - 8.7%
Fidelity Advisor International Discovery Fund Class I (a)	9,903	407,991
TOTAL EQUITY FUNDS
(Cost $1,848,273)		2,576,390

Fixed-Income Funds - 33.1%
High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (a)	12,121	122,303
Fidelity Strategic Income Fund (a)	11,200	122,303

TOTAL HIGH YIELD FIXED-INCOME FUNDS		244,606

Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund (a)	25,753	263,967
Fidelity Strategic Real Return Fund (a)	30,065	263,967
Fidelity Total Bond Fund (a)	74,312	791,426

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,319,360

TOTAL FIXED-INCOME FUNDS
(Cost $1,535,840)		1,563,966

Short-Term Funds - 12.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	290,883	290,883
Fidelity Short-Term Bond Fund (a)	33,745	290,883
TOTAL SHORT-TERM FUNDS
(Cost $578,038)		581,766
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,962,151)		4,722,122
NET OTHER ASSETS (LIABILITIES) - 0.0%		(166)
NET ASSETS - 100%		$4,721,956

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$444,172	$38,258	$104,589	$6,904	$407,991
Fidelity Advisor Mid Cap II Fund Class I	321,454	28,067	66,142	1,440	303,632
Fidelity Blue Chip Growth Fund	298,599	22,152	71,488	618	281,911
Fidelity Capital & Income Fund	131,164	7,231	23,542	3,901	122,303
Fidelity Equity-Income Fund	459,077	33,952	94,095	7,720	433,491
Fidelity Government Income Fund	275,744	37,704	38,118	3,274	263,967
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	293,134	39,894	42,145	867	290,883
Fidelity Large Cap Stock Fund	344,308	17,112	75,609	2,965	325,354
Fidelity Series 100 Index Fund	298,599	14,805	56,357	6,417	281,911
Fidelity Series Broad Market Opportunities Fund	528,138	17,584	108,736	2,467	498,656
Fidelity Series Small Cap Opportunities Fund	45,709	3,454	10,433	217	43,444
Fidelity Short-Term Bond Fund	293,133	41,002	41,934	2,357	290,883
Fidelity Strategic Income Fund	131,164	9,650	20,160	3,152	122,303
Fidelity Strategic Real Return Fund	275,745	29,667	40,247	4,859	263,967
Fidelity Total Bond Fund	828,221	95,176	117,370	16,488	791,426
Total	$4,968,361	$435,708	$910,965	$63,646	$4,722,122

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $3,977,647. Net unrealized appreciation aggregated $744,475, of which $757,991 related to appreciated investment securities and $13,516 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2005 Fund℠ (formerly Fidelity Income Replacement 2026 Fund℠)

April 30, 2017

RW26-QTLY-0617
1.858590.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.0%
	Shares	Value
Domestic Equity Funds - 34.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	25,600	$520,185
Fidelity Blue Chip Growth Fund (a)	6,212	483,265
Fidelity Equity-Income Fund (a)	12,626	742,812
Fidelity Large Cap Stock Fund (a)	18,059	557,109
Fidelity Series 100 Index Fund (a)	31,038	483,265
Fidelity Series Broad Market Opportunities Fund (a)	49,661	854,671
Fidelity Series Small Cap Opportunities Fund (a)	5,142	73,844

TOTAL DOMESTIC EQUITY FUNDS		3,715,151

International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Class I (a)	9,832	405,063
TOTAL EQUITY FUNDS
(Cost $3,386,332)		4,120,214

Fixed-Income Funds - 39.0%
High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund (a)	14,529	146,602
Fidelity Strategic Income Fund (a)	13,425	146,602

TOTAL HIGH YIELD FIXED-INCOME FUNDS		293,204

Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund (a)	77,028	789,539
Fidelity Strategic Real Return Fund (a)	89,925	789,539
Fidelity Total Bond Fund (a)	222,099	2,365,354

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,944,432

TOTAL FIXED-INCOME FUNDS
(Cost $4,242,664)		4,237,636

Short-Term Funds - 23.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	1,250,864	1,250,864
Fidelity Short-Term Bond Fund (a)	145,142	1,251,128
TOTAL SHORT-TERM FUNDS
(Cost $2,497,496)		2,501,992
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,126,492)		10,859,842
NET OTHER ASSETS (LIABILITIES) - 0.0%		(513)
NET ASSETS - 100%		$10,859,329

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$341,529	$152,504	$122,541	$6,351	$405,063
Fidelity Advisor Mid Cap II Fund Class I	420,215	197,734	133,047	2,266	520,185
Fidelity Blue Chip Growth Fund	390,917	177,168	144,137	909	483,265
Fidelity Capital & Income Fund	125,562	53,080	40,849	4,421	146,602
Fidelity Equity-Income Fund	601,025	266,405	181,005	11,835	742,812
Fidelity Government Income Fund	593,491	324,454	101,596	8,866	789,539
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	903,211	505,024	157,370	3,434	1,250,864
Fidelity Large Cap Stock Fund	450,350	191,325	148,303	4,700	557,109
Fidelity Series 100 Index Fund	390,917	164,077	115,544	10,091	483,265
Fidelity Series Broad Market Opportunities Fund	690,592	284,971	227,321	3,888	854,671
Fidelity Series Small Cap Opportunities Fund	60,270	27,287	21,565	322	73,844
Fidelity Short-Term Bond Fund	903,211	510,332	158,433	9,126	1,251,128
Fidelity Strategic Income Fund	125,562	53,074	34,269	3,574	146,602
Fidelity Strategic Real Return Fund	593,491	303,601	105,807	12,769	789,539
Fidelity Total Bond Fund	1,780,471	923,372	307,558	44,134	2,365,354
Total	$8,370,814	$4,134,408	$1,999,345	$126,686	$10,859,842

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $10,167,407. Net unrealized appreciation aggregated $692,435, of which $747,784 related to appreciated investment securities and $55,349 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2005 Fund℠ (formerly Fidelity Income Replacement 2028 Fund℠)

April 30, 2017

RW28-QTLY-0617
1.858592.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.0%
	Shares	Value
Domestic Equity Funds - 38.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	61,655	$1,252,827
Fidelity Blue Chip Growth Fund (a)	14,962	1,164,008
Fidelity Equity-Income Fund (a)	30,434	1,790,421
Fidelity Large Cap Stock Fund (a)	43,565	1,343,985
Fidelity Series 100 Index Fund (a)	74,760	1,164,008
Fidelity Series Broad Market Opportunities Fund (a)	119,652	2,059,218
Fidelity Series Small Cap Opportunities Fund (a)	12,533	179,977

TOTAL DOMESTIC EQUITY FUNDS		8,954,444

International Equity Funds - 4.7%
Fidelity Advisor International Discovery Fund Class I (a)	26,437	1,089,212
TOTAL EQUITY FUNDS
(Cost $7,876,192)		10,043,656

Fixed-Income Funds - 37.5%
High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund (a)	40,076	404,364
Fidelity Strategic Income Fund (a)	37,030	404,364

TOTAL HIGH YIELD FIXED-INCOME FUNDS		808,728

Investment Grade Fixed-Income Funds - 34.0%
Fidelity Government Income Fund (a)	155,292	1,591,745
Fidelity Strategic Real Return Fund (a)	181,292	1,591,745
Fidelity Total Bond Fund (a)	447,940	4,770,558

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,954,048

TOTAL FIXED-INCOME FUNDS
(Cost $8,765,521)		8,762,776

Short-Term Funds - 19.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	2,283,605	2,283,605
Fidelity Short-Term Bond Fund (a)	264,919	2,283,605
TOTAL SHORT-TERM FUNDS
(Cost $4,551,965)		4,567,210
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $21,193,678)		23,373,642
NET OTHER ASSETS (LIABILITIES) - 0.0%		(435)
NET ASSETS - 100%		$23,373,207

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,470,389	$102,288	$561,233	$21,033	$1,089,212
Fidelity Advisor Mid Cap II Fund Class I	1,629,829	123,745	590,865	6,758	1,252,827
Fidelity Blue Chip Growth Fund	1,514,678	101,885	592,129	3,042	1,164,008
Fidelity Capital & Income Fund	543,276	22,730	189,337	14,857	404,364
Fidelity Equity-Income Fund	2,329,592	117,872	817,547	36,446	1,790,421
Fidelity Government Income Fund	1,966,423	227,538	521,828	21,908	1,591,745
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	2,742,954	287,443	746,792	7,489	2,283,605
Fidelity Large Cap Stock Fund	1,747,932	62,315	650,031	13,982	1,343,985
Fidelity Series 100 Index Fund	1,514,678	57,413	519,055	29,963	1,164,008
Fidelity Series Broad Market Opportunities Fund	2,680,950	84,681	982,227	11,579	2,059,218
Fidelity Series Small Cap Opportunities Fund	233,254	12,156	87,118	1,069	179,977
Fidelity Short-Term Bond Fund	2,742,954	301,698	748,348	20,590	2,283,605
Fidelity Strategic Income Fund	543,276	25,678	169,887	12,004	404,364
Fidelity Strategic Real Return Fund	1,966,424	168,327	533,603	32,514	1,591,745
Fidelity Total Bond Fund	5,899,267	567,265	1,588,100	110,713	4,770,558
Total	$29,525,876	$2,263,034	$9,298,100	$343,947	$23,373,642

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $21,255,605. Net unrealized appreciation aggregated $2,118,037, of which $2,232,188 related to appreciated investment securities and $114,151 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement Income Fund℠ (formerly Fidelity Income Replacement 2022 Fund℠)

April 30, 2017

RW22-QTLY-0617
1.858586.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.1%
	Shares	Value
Domestic Equity Funds - 21.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	18,486	$375,640
Fidelity Blue Chip Growth Fund (a)	4,496	349,776
Fidelity Equity-Income Fund (a)	9,128	536,980
Fidelity Large Cap Stock Fund (a)	13,055	402,735
Fidelity Series 100 Index Fund (a)	22,465	349,776
Fidelity Series Broad Market Opportunities Fund (a)	35,925	618,266
Fidelity Series Small Cap Opportunities Fund (a)	3,774	54,191

TOTAL DOMESTIC EQUITY FUNDS		2,687,364

International Equity Funds - 1.3%
Fidelity Advisor International Discovery Fund Class I (a)	3,946	162,572
TOTAL EQUITY FUNDS
(Cost $2,083,821)		2,849,936

Fixed-Income Funds - 41.8%
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund (a)	100,331	1,028,390
Fidelity Strategic Real Return Fund (a)	117,129	1,028,390
Fidelity Total Bond Fund (a)	289,803	3,086,399
TOTAL FIXED-INCOME FUNDS
(Cost $5,200,755)		5,143,179

Short-Term Funds - 35.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	2,161,467	2,161,467
Fidelity Short-Term Bond Fund (a)	250,750	2,161,466
TOTAL SHORT-TERM FUNDS
(Cost $4,312,583)		4,322,933
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,597,159)		12,316,048
NET OTHER ASSETS (LIABILITIES) - 0.0%		(253)
NET ASSETS - 100%		$12,315,795

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$300,747	$21,379	$171,830	$4,361	$162,572
Fidelity Advisor Mid Cap II Fund Class I	469,055	48,304	169,647	1,987	375,640
Fidelity Blue Chip Growth Fund	435,945	39,832	168,604	906	349,776
Fidelity Equity-Income Fund	670,473	53,733	236,090	10,796	536,980
Fidelity Government Income Fund	1,154,703	145,747	222,343	13,931	1,028,390
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	2,185,245	398,457	422,236	6,624	2,161,467
Fidelity Large Cap Stock Fund	502,165	33,417	188,491	4,111	402,735
Fidelity Series 100 Index Fund	435,945	29,160	149,296	8,675	349,776
Fidelity Series Broad Market Opportunities Fund	771,182	45,510	282,099	3,408	618,266
Fidelity Series Small Cap Opportunities Fund	67,599	6,158	26,227	316	54,191
Fidelity Short-Term Bond Fund	2,185,245	448,354	461,981	17,988	2,161,466
Fidelity Strategic Real Return Fund	1,154,703	111,231	232,687	20,558	1,028,390
Fidelity Total Bond Fund	3,462,729	378,772	689,543	70,214	3,086,399
Total	$13,795,736	$1,760,054	$3,421,074	$163,875	$12,316,048

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $11,626,728. Net unrealized appreciation aggregated $689,320, of which $778,407 related to appreciated investment securities and $89,087 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2010 Fund℠ (formerly Fidelity Income Replacement 2032 Fund℠)

April 30, 2017

RW32-QTLY-0617
1.858596.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.1%
	Shares	Value
Domestic Equity Funds - 42.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	21,362	$434,074
Fidelity Blue Chip Growth Fund (a)	5,179	402,914
Fidelity Equity-Income Fund (a)	10,532	619,589
Fidelity Large Cap Stock Fund (a)	15,057	464,510
Fidelity Series 100 Index Fund (a)	25,878	402,914
Fidelity Series Broad Market Opportunities Fund (a)	41,391	712,346
Fidelity Series Small Cap Opportunities Fund (a)	4,340	62,321

TOTAL DOMESTIC EQUITY FUNDS		3,098,668

International Equity Funds - 6.3%
Fidelity Advisor International Discovery Fund Class I (a)	11,081	456,539
TOTAL EQUITY FUNDS
(Cost $2,543,889)		3,555,207

Fixed-Income Funds - 35.1%
High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (a)	15,657	157,977
Fidelity Strategic Income Fund (a)	14,467	157,977

TOTAL HIGH YIELD FIXED-INCOME FUNDS		315,954

Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund (a)	43,480	445,669
Fidelity Strategic Real Return Fund (a)	50,760	445,669
Fidelity Total Bond Fund (a)	125,609	1,337,731

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,229,069

TOTAL FIXED-INCOME FUNDS
(Cost $2,568,814)		2,545,023

Short-Term Funds - 15.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	573,210	573,210
Fidelity Short-Term Bond Fund (a)	66,498	573,210
TOTAL SHORT-TERM FUNDS
(Cost $1,142,408)		1,146,420
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,255,111)		7,246,650
NET OTHER ASSETS (LIABILITIES) - 0.0%		(200)
NET ASSETS - 100%		$7,246,450

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$486,247	$50,146	$114,305	$7,793	$456,539
Fidelity Advisor Mid Cap II Fund Class I	447,141	49,949	92,807	2,070	434,074
Fidelity Blue Chip Growth Fund	415,413	40,304	100,286	893	402,914
Fidelity Capital & Income Fund	166,018	12,388	30,142	5,093	157,977
Fidelity Equity-Income Fund	638,983	59,746	129,604	11,052	619,589
Fidelity Government Income Fund	447,879	72,796	55,940	5,541	445,669
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	564,460	84,157	75,407	1,728	573,210
Fidelity Large Cap Stock Fund	478,869	33,858	105,348	4,348	464,510
Fidelity Series 100 Index Fund	415,413	28,778	77,795	9,180	402,914
Fidelity Series Broad Market Opportunities Fund	734,905	42,099	154,601	3,551	712,346
Fidelity Series Small Cap Opportunities Fund	64,193	6,206	15,013	314	62,321
Fidelity Short-Term Bond Fund	564,460	86,360	75,011	4,687	573,210
Fidelity Strategic Income Fund	166,018	14,422	24,576	4,116	157,977
Fidelity Strategic Real Return Fund	447,879	58,622	59,067	8,165	445,669
Fidelity Total Bond Fund	1,340,683	195,063	173,390	27,840	1,337,731
Total	$7,378,561	$834,894	$1,283,292	$96,371	$7,246,650

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $6,271,232. Net unrealized appreciation aggregated $975,418, of which $1,031,823 related to appreciated investment securities and $56,405 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2025 Fund℠ (formerly Fidelity Income Replacement 2042 Fund℠)

April 30, 2017

RW42-QTLY-0617
1.867278.109

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.6%
Fidelity Advisor Mid Cap II Fund Class I (a)	89,499	$1,818,621
Fidelity Blue Chip Growth Fund (a)	21,693	1,687,745
Fidelity Equity-Income Fund (a)	44,122	2,595,692
Fidelity Large Cap Stock Fund (a)	63,104	1,946,769
Fidelity Series 100 Index Fund (a)	108,397	1,687,745
Fidelity Series Broad Market Opportunities Fund (a)	173,480	2,985,591
Fidelity Series Small Cap Opportunities Fund (a)	18,038	259,024

TOTAL DOMESTIC EQUITY FUNDS		12,981,187

International Equity Funds - 10.4%
Fidelity Advisor International Discovery Fund Class I (a)	68,429	2,819,271
TOTAL EQUITY FUNDS
(Cost $11,807,118)		15,800,458

Fixed-Income Funds - 32.4%
High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (a)	77,014	777,071
Fidelity Strategic Income Fund (a)	71,160	777,071

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,554,142

Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (a)	142,313	1,458,713
Fidelity Strategic Real Return Fund (a)	166,141	1,458,714
Fidelity Total Bond Fund (a)	410,393	4,370,686

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,288,113

TOTAL FIXED-INCOME FUNDS
(Cost $8,779,310)		8,842,255

Short-Term Funds - 9.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65% (a)(b)	1,311,479	1,311,479
Fidelity Short-Term Bond Fund (a)	152,144	1,311,479
TOTAL SHORT-TERM FUNDS
(Cost $2,615,987)		2,622,958
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $23,202,415)		27,265,671
NET OTHER ASSETS (LIABILITIES) - 0.0%		(730)
NET ASSETS - 100%		$27,264,941

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$3,139,114	$303,103	$830,821	$49,044	$2,819,271
Fidelity Advisor Mid Cap II Fund Class I	1,973,325	195,102	473,874	8,870	1,818,621
Fidelity Blue Chip Growth Fund	1,832,373	152,496	494,944	3,859	1,687,745
Fidelity Capital & Income Fund	851,585	57,976	180,907	25,576	777,071
Fidelity Equity-Income Fund	2,819,036	253,312	688,611	47,660	2,595,692
Fidelity Government Income Fund	1,562,216	233,932	272,185	18,656	1,458,713
Fidelity Investments Money Market Government Portfolio Institutional Class 0.65%	1,309,677	238,234	236,432	3,967	1,311,479
Fidelity Large Cap Stock Fund	2,114,277	134,400	544,522	18,394	1,946,769
Fidelity Series 100 Index Fund	1,832,373	118,935	415,306	39,431	1,687,745
Fidelity Series Broad Market Opportunities Fund	3,241,891	136,507	769,914	15,202	2,985,591
Fidelity Series Small Cap Opportunities Fund	281,904	21,522	73,635	1,362	259,024
Fidelity Short-Term Bond Fund	1,309,677	243,307	235,466	10,803	1,311,479
Fidelity Strategic Income Fund	851,585	71,843	156,640	20,659	777,071
Fidelity Strategic Real Return Fund	1,562,216	186,051	282,993	27,630	1,458,714
Fidelity Total Bond Fund	4,683,712	619,348	847,797	94,057	4,370,686
Total	$29,364,961	$2,966,068	$6,504,047	$385,170	$27,265,671

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $23,315,336. Net unrealized appreciation aggregated $3,950,335, of which $4,056,864 related to appreciated investment securities and $106,529 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017